INVENTORIES	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2021
Inventory Disclosure [Abstract]
INVENTORIES

5.	INVENTORIES

Inventories consist of the following as of December 31, 2021 and March 31, 2021:

	December 31, 2021	March 31, 2021
Raw materials	$242,644	$234,870
Work in progress	3,916	-
Finished goods	51,636	35,564
Total inventories	$298,196	$270,434

There is no inventory write-off for the three and nine months ended December 31, 2021 and 2020.

6.	INVENTORIES

Inventories consist of the following as of March 31, 2021 and 2020:

	2021	2020
Raw materials	$234,871	$230,742
Work in progress	-	62,150
Finished goods	35,564	54,639
Total inventories	$270,434	$347,531

There is no inventory write-downs for the years ended March 31, 2021 and 2020.